                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03162

                          Active Assets Tax-Free Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
              (Address of principal executive offices)   (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2004

Date of reporting period: June 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN ACTIVE ASSETS TAX-FREE TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
FOR THE YEAR ENDED JUNE 30, 2004

MARKET CONDITIONS

Perhaps the most significant event of the 12-month review period happened on its final day. On June 30, 2004, the Federal Open Market Committee (the "Fed") raised the federal funds rate target by 25 basis points, to 1.25 percent. Prior to that, the target rate had been at a multidecade low for a full year. Indeed, rates across the money market yield curve had steadily trended lower for several years. The Fed's change had been widely anticipated; at the end of the period the market reflected investors' general expectation that rates would rise still further in the coming months as a result of mounting inflationary pressures.

For the year prior to the Fed's rate hike the municipal money markets were largely mixed. At the outset of the period, the U.S. economy remained weak and state governments were facing severe budgetary difficulties. Across the board, municipalities sought ways to reduce expenditures and boost revenue through a variety of tactics, including new fees and taxes, refinancing of existing debt and, in some instances, borrowing to fund deficits. The economic and investment environment both showed marked improvement in the spring of 2004, when continued growth in employment and corporate profits alike resulted in improving outlooks for municipal tax revenues. The money market yield curve -- the difference between short- and longer-term yields -- steepened significantly over the first six months of 2004, reflecting the market's expectation of further strength in the U.S. economy.

PERFORMANCE ANALYSIS

As of June 30, 2004, Active Assets Tax-Free Trust had net assets of more than $2.85 billion and an average portfolio maturity of 30 days. For the twelve-month period ended June 30, 2004, the Fund provided a total return of 0.50 percent. For the seven-day period ended June 30, 2004, the Fund provided an effective annualized yield and a current yield both of 0.60 percent, while its 30-day moving average yield for June was 0.58 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

We were largely cautious in managing the Fund's portfolio during the period, preferring to avoid the one-year segment of the money market in anticipation of further yield increases there. As a result, the Fund's portfolio ended the period with a weighted average maturity somewhat lower than has historically been the case at this point in the year. We chose to emphasize short-term variable-rate paper and shorter maturities of tax-exempt commercial paper in order to minimize the potential adverse effects of rising interest rates. Given the budgetary challenges facing many municipal governments, we remained highly cautious in our security selection over the course of the review period.

PORTFOLIO COMPOSITION

  Variable Rate Municipal Obligations      80.1%
  Municipal Notes & Bonds                  11.9
  Tax-Exempt Commercial Paper               8.0

MATURITY SCHEDULE

    1 - 30 Days                            78.4%
   31 - 60 Days                             6.7
   61 - 90 Days                             5.3
   91 - 120 Days                            2.7
  121 + Days                                6.9

DATA AS OF JUNE 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004

PRINCIPAL
AMOUNT IN                                                                         COUPON      DEMAND
THOUSANDS                                                                          RATE+       DATE*          VALUE
------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (84.1%)
             ALABAMA
$   14,970   Morgan County-Decatur Health Care Authority,
              General Hospital Ser 1994 PT-947                                     1.12%     07/08/04    $    14,970,000
    28,565   University of Alabama, Hospital Ser 2000 B (Ambac)                    1.01      07/08/04         28,565,000
             ARIZONA
     9,800   University of Arizona, Arizona Board of Regents
              Ser 2004 B (Ambac)                                                   1.05      07/08/04          9,800,000
             CALIFORNIA
    11,100   Golden Empire Schools Financing Authority,
              Kern High School District Ser 2001                                   1.03      07/08/04         11,100,000
             COLORADO
    15,000   Colorado Student Obligation Bond Authority,
              Ser 1989 A (Ambac) (AMT)                                             1.10      07/08/04         15,000,000
             DELAWARE
    10,000   University of Delaware, Ser 1998                                      1.04      07/08/04         10,000,000
             DISTRICT OF COLUMBIA
    16,000   District of Columbia, George Washington University
              Ser 1999 C (MBIA)                                                    1.06      07/08/04         16,000,000
             FLORIDA
    22,250   Dade County Industrial Development Authority,
              Dolphins Stadium Ser 1985 B & C                                      1.04      07/08/04         22,250,000
     8,000   Jacksonville Economic Development Commission,
              Florida Proton Therapy Institute Ser 2003 A                          1.23      07/01/04          8,000,000
     9,200   Jacksonville Electric Authority, Water & Sewer
              System 2003 Ser B (XLCA)                                             1.06      07/08/04          9,200,000
       500   Orange County School Board, 2000
              Ser B COPs (Ambac)                                                   1.06      07/01/04            500,000
    44,150   Orlando-Orange County Expressway Authority,
              Ser 2003C3 (FSA) & 2003C4 (FSA)                                      1.06      07/08/04         44,150,000
     4,200   Palm Beach County School Board,
              Ser 2004 A COPs ROCs II-R Ser 6008 (FGIC)                            1.14      07/08/04          4,200,000
    18,600   Tampa Bay Water, Utility System Ser 2002 (AMT)                        1.15      07/08/04         18,600,000
    16,340   Volusia County Health Facilities Authority,
              Pooled Hospital Loan Ser 1985 (FGIC)                                 1.03      07/08/04         16,340,000
             GEORGIA
    21,000   Albany-Dougherty County Hospital Authority, Phoebe
              Putney Memorial Hospital Ser 1991 (Ambac)                            1.06      07/08/04         21,000,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                         COUPON      DEMAND
THOUSANDS                                                                          RATE+       DATE*          VALUE
------------------------------------------------------------------------------------------------------------------------
$   28,329   Burke County Development Authority, Oglethorpe
              Power Co Ser 1994 A (FGIC)                                           1.04%     07/08/04    $    28,329,000
     2,000   Clayton County, Delta Airlines Inc 2000 A                             1.10      07/08/04          2,000,000
    13,600   Clayton County Hospital Authority, Southern Regional
              Medical Center Ser 1998 B                                            1.08      07/08/04         13,600,000
    47,315   Private Colleges & Universities Authority,
              Emory University 2000 Ser B & 2001 Ser B                             1.00      07/08/04         47,315,000
             HAWAII
    13,780   Hawaii, ROCs II-R Ser 6012                                            1.14      07/08/04         13,780,000
             ILLINOIS
             Chicago,
     8,910     Eagle Ser 20041002 Class A (FGIC)                                   1.14      07/08/04          8,910,000
    12,500     Neighborhoods Alive Ser 21 B (MBIA)                                 1.08      07/08/04         12,500,000
     1,610   Chicago Board of Education, Ser 2000 B (FSA)                          1.08      07/08/04          1,610,000
             Chicago Metropolitan Water Reclamation District,
    60,000     2002 Ser A                                                          1.06      07/08/04         60,000,000
    37,350     2002 Ser E                                                          1.02      07/08/04         37,350,000
    30,500   Cook County, Ser 2002 B                                               1.11      07/08/04         30,500,000
             Illinois Development Finance Authority,
     2,300     Jewish Federation of Metropolitan Chicago
                Ser 2002 (Ambac)                                                   1.10      07/01/04          2,300,000
     8,000     Palos Community Hospital Ser 1998                                   1.08      07/08/04          8,000,000
     1,500   Illinois Health Facilities Authority, Northwestern
              Memorial Hospital Ser 2004 B Subser 2004 B-1                         1.10      07/01/04          1,500,000
    11,480   Kane, Cook & DuPage Counties,
              School District #U-46 PUTTERs Ser 426 (Ambac)                        1.12      07/08/04         11,480,000
    12,550   Roaring Fork Municipal Products, Class A Certificates
              Ser 2004-1 (Ambac)                                                   1.16      07/08/04         12,550,000
             INDIANA
             Indiana Health Facility Financing Authority,
    35,000     Ascension Health Ser 2001 A                                         0.98      07/02/04         35,000,000
    35,000     Ascension Health Ser 2001 A (DD)                                    1.73      11/15/04         35,000,000
     1,900     Clarian Health Obligated Group Ser 2000 B                           1.08      07/01/04          1,900,000
     4,000     Clarian Health Obligated Group Ser 2003 H                           1.08      07/08/04          4,000,000
     2,580   Indianapolis, Health Quest Realty XXI, Ser 1994 A
              TOBs (FHA)                                                           1.26      07/08/04          2,580,000
    21,910   Indianapolis Local Public Improvement Bond Bank,
              Ser 2002 F-2 (MBIA) (DD)                                             1.05      07/08/04         21,910,000
     1,700   Merrillville, Southlake Care Center Ser 1992 A TOBs
              (FHA)                                                                1.26      07/08/04          1,700,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                         COUPON      DEMAND
THOUSANDS                                                                          RATE+       DATE*          VALUE
------------------------------------------------------------------------------------------------------------------------
$    2,515   South Bend, Fountainview Place Ser 1992 A TOBs
              (FHA)                                                                1.26%     07/08/04    $     2,515,000
     5,790   University of Southern Indiana, Student Fee ROCs II-R
              Ser 2117 (Ambac)                                                     1.14      07/08/04          5,790,000
             KENTUCKY
     4,200   Breckinridge County, Kentucky Association of
              Counties Leasing Trust 2002 Ser A                                    1.10      07/01/04          4,200,000
    22,500   Kenton County Airport Board, Flight Safety
              International Inc Ser 2001A (AMT)                                    1.15      07/08/04         22,500,000
    26,055   Louisville & Jefferson County Metropolitan
              Sewer District, Sewer and Drainage
               System Ser 2003 A (FSA)                                             1.05      07/08/04         26,055,000
             LOUISIANA
    12,100   New Orleans Aviation Board, Ser 1993 B (MBIA)                         1.08      07/08/04         12,100,000
             MARYLAND
     5,000   Maryland Health & Higher Educational Facilities
              Authority, Catholic Health Initiatives Ser 1997 B (DD)               1.00      07/08/04          5,000,000
             MASSACHUSETTS
    44,500   Massachusetts Bay Transportation Authority,
              Ser 2000                                                             1.02      07/08/04         44,500,000
    11,505   Massachusetts Development Finance Agency, Dana
              Hall School Ser 2004                                                 1.07      07/08/04         11,505,000
    22,100   Massachusetts Water Resources Authority,
              Multi-Modal Sub 2001 Ser A (FGIC)                                    1.05      07/08/04         22,100,000
             MICHIGAN
             Detroit,
    20,000     Sewage Disposal System Second Lien
                Ser 2000 E (FGIC)                                                  1.05      09/02/04         20,000,000
    51,155     Sewage Disposal System Senior Lien
                Ser 2001 C-1 (FSA)                                                 1.08      07/08/04         51,155,000
             Detroit,
    25,000     Water Supply System Refg Second Lien
                Ser 2001-C (FGIC)                                                  1.05      07/08/04         25,000,000
     8,300     Water Supply System Refg Senior Lien
                Ser 2003-D (MBIA)                                                  1.05      07/08/04          8,300,000
    22,120   Holt Public Schools, Ser 2002                                         1.06      07/08/04         22,120,000
    21,300   Michigan Housing Development Authority, Rental
              Housing 2002 Ser B (MBIA)                                            1.06      07/08/04         21,300,000
     6,000   Michigan Strategic Fund, The Van Andel Research
              Institute Ser 2001 (DD)                                              1.08      07/08/04          6,000,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                         COUPON      DEMAND
THOUSANDS                                                                          RATE+       DATE*          VALUE
------------------------------------------------------------------------------------------------------------------------
$    9,500   Oakland University, Ser 2001 (FGIC)                                   1.06%     07/08/04    $     9,500,000
     5,000   Woodhaven-Brownstone School District,
              Ser 2004 B                                                           1.50      11/01/04          5,007,719
             MINNESOTA
     5,000   Minneapolis, Guthrie Theater on the River
              Ser 2003 A                                                           1.08      07/08/04          5,000,000
     9,735   Minnesota Housing Finance Agency, Residential
              Housing 2002 Ser C                                                   1.20      05/18/05          9,735,000
     6,500   University of Minnesota Regents, Ser 2001A                            1.09      07/08/04          6,500,000
             MISSISSIPPI
     3,200   Jackson County, Chevron USA Inc Ser 1993                              1.05      07/01/04          3,200,000
    35,200   Mississippi, Capital Improvement Ser 2003 E (DD)                      1.06      07/08/04         35,200,000
    30,500   Perry County, Leaf River Forest Products Inc
              Ser 2002                                                             1.08      07/08/04         30,500,000
             MISSOURI
    25,000   Lee's Summit, Multifamily Housing Ser 2001 A                          1.42      07/08/04         25,000,000
             Missouri Health & Educational Facilities Authority,
     4,800     Cox Health System Ser 1997 (MBIA)                                   1.08      07/01/04          4,800,000
    38,600     Stowers Institute Ser 2000 (MBIA) & Ser 2002 (MBIA)                 1.08      07/08/04         38,600,000
     3,600     Washington University Ser 1985 A                                    1.04      07/08/04          3,600,000
     1,600     Washington University Ser 2000 B                                    1.10      07/01/04          1,600,000
       600   University of Missouri, Ser 2000 B                                    1.10      07/01/04            600,000
             NEBRASKA
    11,000   American Public Energy Agency, National Public
              Gas Agency 2003 Ser A                                                1.05      07/08/04         11,000,000
             Omaha,
     7,000     Eagle # 2004001 Class A                                             1.14      07/08/04          7,000,000
     5,445     Omaha Convention Center & Arena Ser 2004
                PT-2141                                                            1.12      07/08/04          5,445,000
             NEVADA
    28,700   Clark County, Airport Improvement Refg 1993 Ser A
              (MBIA) (DD)                                                          1.06      07/08/04         28,700,000
             NEW HAMPSHIRE
    16,000   New Hampshire Health & Education Facilities
              Authority, Dartmouth College Ser 2002                                1.01      07/08/04         16,000,000
             NEW JERSEY
    39,800   New Jersey Turnpike Authority, Ser 1991 D (FGIC)                      1.05      07/08/04         39,800,000
             NEW YORK
             Jay Street Development Corporation,
       500     Fiscal 2001 Ser A-1                                                 1.00      07/08/04            500,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                         COUPON      DEMAND
THOUSANDS                                                                          RATE+       DATE*          VALUE
------------------------------------------------------------------------------------------------------------------------
$    1,400    Fiscal 2001 Ser A-3                                                  1.07%     07/08/04    $     1,400,000
    10,000   Long Island Power Authority, Electric System
              Ser 2 Subser 2A                                                      1.00      07/08/04         10,000,000
     1,200   Suffolk County Water Authority, Ser 2003 BANs                         1.07      07/08/04          1,200,000
             NORTH CAROLINA
    10,800   Charlotte, Fiscal Year 2002 Ser C COPs                                1.08      07/08/04         10,800,000
    40,000   Charlotte-Mecklenburg Hospital Authority,
              Health Care System Ser 1996 C                                        1.05      07/08/04         40,000,000
     2,900   Durham, Ser 1993A COPs                                                1.09      07/08/04          2,900,000
             Mecklenburg County,
    12,625     Ser 2001 COPs                                                       1.08      07/08/04         12,625,000
     9,155     Ser 2004 COPs                                                       1.07      07/08/04          9,155,000
    57,000   North Carolina, Ser 2002 C                                            1.05      07/08/04         57,000,000
             North Carolina Medical Care Commission,
    32,600     Firsthealth of the Carolinas Ser 2002                               1.07      07/08/04         32,600,000
       600     Mission-St Joseph's Health System Ser 2003                          1.13      07/08/04            600,000
    33,400     North Carolina Baptist Hospitals Ser 2000                           1.05      07/08/04         33,400,000
             OHIO
     5,625   Ohio, Ser 2004 PT-2137                                                1.12      07/08/04          5,625,000
             OKLAHOMA
             Oklahoma Water Resources Board, State Loan Program
     8,610     Ser 1995                                                            0.98      09/01/04          8,610,000
    12,620     Ser 1999                                                            1.02      09/01/04         12,620,000
    25,000     Ser 2001                                                            0.98      10/01/04         25,000,000
    10,000   Tulsa County Industrial Authority, Capital Improvement
              Ser 2003 A                                                           1.40      11/15/04         10,000,000
             OREGON
    15,000   Clackamas County Hospital Facility Authority,
              Legacy Health System Ser 2003                                        1.08      07/08/04         15,000,000
    18,600   Oregon Health Sciences University, OHSU Medical
              Group Ser 2004 A                                                     1.06      07/08/04         18,600,000
             PENNSYLVANIA
     6,250   Geisinger Authority, Geisinger Health System
              Ser 2000                                                             1.10      07/01/04          6,250,000
    20,635   Northampton County General Purpose Authority,
              Lehigh University Ser 2000 B                                         1.06      07/08/04         20,635,000
             Pennsylvania Higher Education Assistance Agency,
    33,000     Student Loan 1988 Ser B (Ambac) (AMT)                               1.05      07/08/04         33,000,000
    15,000     Student Loan 2001 Ser A (Ambac) (AMT)                               1.13      07/08/04         15,000,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                         COUPON      DEMAND
THOUSANDS                                                                          RATE+       DATE*          VALUE
------------------------------------------------------------------------------------------------------------------------
$    4,800   Pennsylvania Higher Educational Facilities Authority,
              Carnegie Mellon University Ser 1995 B,C & D                          1.10%     07/01/04    $     4,800,000
    25,000   Pennsylvania Turnpike Commission, 2002 Ser A-2                        1.04      07/08/04         25,000,000
    27,800   Philadelphia, Water & Wastewater Ser 2003 (FSA)                       1.07      07/08/04         27,800,000
     2,700   Philadelphia Hospitals & Higher Education Facilities
              Authority, Children's Hospital of Philadelphia
              Ser 2002 B                                                           1.10      07/01/04          2,700,000
     7,700   Philadelphia Industrial Development Authority, The Fox
              Chase Cancer Center Ser 1997                                         1.10      07/01/04          7,700,000
    38,300   Washington County Authority, The Trustees of the
              University of Pennsylvania Ser 2004 (DD)                             1.08      07/08/04         38,300,000
    23,300   York General Authority, Harrisburg School District
              Subser 1996B (Ambac)                                                 1.09      07/08/04         23,300,000
             RHODE ISLAND
    23,520   Rhode Island Convention Center Authority,
              Refg 2001 Ser A (MBIA)                                               1.08      07/08/04         23,520,000
    16,000   Rhode Island Health & Educational Building
              Corporation, Brown University 2003 Ser B                             1.06      07/08/04         16,000,000
             SOUTH CAROLINA
    13,100   Florence County, McLeod Regional Medical Center
              Ser 1985 A (FGIC)                                                    1.08      07/08/04         13,100,000
    24,000   Greenwood County, Fuji Photo Film Inc
              Ser 2001 (AMT)                                                       1.17      07/08/04         24,000,000
     5,000   South Carolina Jobs Economic Development Authority,
              Burroughs & Chapin Business Park Ser 2002                            1.13      07/08/04          5,000,000
     9,845   South Carolina Public Service Authority, ROCs II-R
              Ser 2098 (Ambac) & Ser 6007 (Ambac)                                  1.14      07/08/04          9,845,000
             TENNESSEE
             Clarksville Public Building Authority,
    16,890     Pooled Financing Ser 1997                                           1.08      07/08/04         16,890,000
     2,150     Pooled Financing Ser 2001                                           1.10      07/01/04          2,150,000
     6,500   Memphis, Airport Refg Ser 1995 B (AMT)                                1.10      07/08/04          6,500,000
    10,000   Metropolitan Government of Nashville & Davidson
              County Health & Educational Facilities Board,
               Ensworth School Ser 2002                                            1.08      07/08/04         10,000,000
    47,770   Montgomery County Public Building Authority, Pooled
              Financing Ser 1997 & 1999                                            1.08      07/08/04         47,770,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                         COUPON      DEMAND
THOUSANDS                                                                          RATE+       DATE*          VALUE
------------------------------------------------------------------------------------------------------------------------
             TEXAS
             Bell County Health Facilities Development Corporation,
              Scott & White Memorial Hospital
$    6,370     Ser 2000B-1 (MBIA) & Ser 2000B-2 (MBIA)                             1.10%     07/01/04    $     6,370,000
    19,970     Ser 2001-1 (MBIA) & Ser 2001-2 (MBIA)                               1.10      07/01/04         19,970,000
     1,795   Bexar County Housing Finance Corporation,
              Multi-Family PT-2082                                                 1.12      07/08/04          1,795,000
    21,000   Brownsville, Utilities System Sub Lien
              Ser 2002 B (MBIA)                                                    1.03      07/08/04         21,000,000
    19,519   Garland Health Facilities Development Corporation,
              Chambrel Club Hill Ser 2002                                          1.08      07/08/04         19,519,000
             Harris County Health Facilities Development Corporation,
    56,700    Methodist Hospital Ser 2002                                          1.10      07/01/04         56,700,000
    28,500    St Luke's Episcopal Hospital Ser 2001 B                              1.10      07/01/04         28,500,000
     3,400    Texas Medical Center Ser 1999 B (FSA)                                1.10      07/01/04          3,400,000
    26,500   Harris County Industrial Development Corporation,
              Baytank Inc Ser 1998                                                 1.04      07/08/04         26,500,000
     5,190   Houston, Combined Utility System Ser 2004 ROCs II-R
              Ser 4559 (FSA)                                                       1.14      07/08/04          5,190,000
     8,000   Lower Neches Valley Authority, Chevron USA Inc
              Ser 1987                                                             0.95      08/16/04          8,000,000
     8,900   Mansfield Independent School District, ROCs II-R
              Ser 6005                                                             1.14      07/08/04          8,900,000
     5,380   Northside Independent School District,
              Ser 2003 PT-2254                                                     1.11      07/08/04          5,380,000
             San Antonio,
     6,025     ROCs II-R Ser 6003 (FSA)                                            1.14      07/08/04          6,025,000
    19,900     Water System Ser 2003 B (MBIA)                                      1.05      07/08/04         19,900,000
     7,150   Texas Department of Housing and Community Affairs,
              High Point III Development Ser 1993 A                                1.06      07/08/04          7,150,000
    23,640   Texas Municipal Gas Corporation, Senior Lien
              Ser 1998 (FSA)                                                       1.06      07/08/04         23,640,000
     8,000   University of Texas System, Refg Ser 2001 A                           1.04      07/08/04          8,000,000
     8,800   West Side Calhoun County, Sohio Chemical Co
              Ser 1985                                                             1.10      07/01/04          8,800,000
             UTAH
             Intermountain Power Agency,
    16,750     1985 Ser E (Ambac)                                                  0.93      09/15/04         16,750,000
    17,600     1985 Ser E (Ambac)                                                  1.24      12/01/04         17,600,000
    35,900     1985 Ser F (Ambac)                                                  0.92      09/15/04         35,900,000
     3,600   Murray City, IHC Health Services Inc Ser 2003 C                       1.10      07/01/04          3,600,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                         COUPON      DEMAND
THOUSANDS                                                                          RATE+       DATE*          VALUE
------------------------------------------------------------------------------------------------------------------------
$    2,000   Salt Lake County, Service Station Holdings British
              Petroleum Ser 1994B                                                  1.10%     07/01/04    $     2,000,000
             VIRGINIA
    12,500   Chesapeake Hospital Authority, Chesapeake
              General Hospital Ser 2001A                                           1.08      07/08/04         12,500,000
     7,590   Fairfax County, Ser 2004 A PUTTERs Ser 461                            1.12      07/08/04          7,590,000
    51,100   Loudoun County Industrial Development Authority,
              Howard Hughes Medical Institute Ser 2003 F                           1.05      07/08/04         51,100,000
             WASHINGTON
     3,595   King County School District #216, ROCs II-R
              Ser 5026 (FSA)                                                       1.14      07/08/04          3,595,000
     4,195   Pierce County, Puyallup School District No 3 PUTTERs
              Ser 415 (FSA)                                                        1.12      07/08/04          4,195,000
    15,000   Port of Seattle, 1997 Ser A (AMT)                                     1.14      07/08/04         15,000,000
     6,800   Washington Health Care Facilities Authority,
              Providence Services Ser 2002 A (MBIA)                                1.10      07/01/04          6,800,000
             WISCONSIN
     9,500   Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)                          1.38      07/08/04          9,500,000
     3,300   Wisconsin, PUTTERs Ser 417 (MBIA)                                     1.12      07/08/04          3,300,000
     3,250   Wisconsin Health & Educational Facilities Authority,
              Ministry Health Care PUTTERs Ser 399 (MBIA)                          1.12      07/08/04          3,250,000
                                                                                                         ---------------
             TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
              (COST $2,404,730,719)                                                                        2,404,730,719
                                                                                                         ---------------

                                                                                             YIELD TO
                                                                                             MATURITY
                                                                     COUPON      MATURITY   ON DATE OF
                                                                      RATE         DATE      PURCHASE
                                                                     ------      --------   ----------
             TAX-EXEMPT COMMERCIAL PAPER (8.4%)
             ALABAMA
    13,000   Montgomery County Industrial Development
              Board, PECO Energy 1994 Ser A                              1.10%   08/24/04      1.10%          13,000,000
             COLORADO
     7,500   Regional Transportation District, Sub Lien
              Sales Tax Ser 2001 A                                       1.15    08/12/04      1.15            7,500,000
             DISTRICT OF COLUMBIA
    25,500   District of Columbia, The American National
              Red Cross Ser 2000                                         1.07    07/19/04      1.07           25,500,000

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                             YIELD TO
PRINCIPAL                                                                                    MATURITY
AMOUNT IN                                                            COUPON      MATURITY   ON DATE OF
THOUSANDS                                                             RATE         DATE      PURCHASE        VALUE
------------------------------------------------------------------------------------------------------------------------
             FLORIDA
$    5,000   Collier County Health Facilities Authority,
              Cleveland Clinic Health System
               Ser 2003 C-2                                              1.15%   08/26/04      1.15%     $     5,000,000
    15,000   Hillsborough County, Ser 2002 A                             1.12    08/26/04      1.12           15,000,000
    25,000   Jacksonville Electric Authority, 2000 Sub Ser F             1.00    08/10/04      1.00           25,000,000
    17,445   Jacksonville Health Facilities Authority,
              St Luke's Hospital Association Ser 2001 A                  1.10    08/25/04      1.10           17,445,000
             MARYLAND
    20,000   Maryland Health & Higher Educational
              Facilities Authority, The Johns Hopkins
               Hospital Ser C                                            1.12    08/23/04      1.12           20,000,000
             MASSACHUSETTS
     8,500   Massachusetts Water Resources Authority,
              Ser 1999                                                   1.10    08/19/04      1.10            8,500,000
             MINNESOTA
             Rochester, Mayo Foundation/Mayo Medical Center
    14,000     Ser 1992 C                                                1.12    08/24/04      1.12           14,000,000
    10,000     Ser 2000 C                                                1.12    07/27/04      1.12           10,000,000
             NEVADA
     6,000   Las Vegas Valley Water District, Water
              Ser 2004 A                                                 0.95    07/20/04      0.95            6,000,000
             NEW HAMPSHIRE
    14,000   New Hampshire, Ser A 1998 BANs                              1.10    07/14/04      1.10           14,000,000
             PENNSYLVANIA
     8,000   Montgomery County Industrial Development
              Authority, PECO Energy Co 1994 Ser A                       1.10    08/18/04      1.10            8,000,000
             TENNESSEE
    20,000   Shelby County Health Educational & Housing
              Facilities Board, Baptist Memorial Hospital
               Ser 2000                                                  1.08    07/28/04      1.08           20,000,000
             TEXAS
    30,000   Dallas Area Rapid Transit, Senior Sub Lien
              Ser 2001                                                   1.10    07/28/04      1.10           30,000,000
                                                                                                         ---------------
             TOTAL TAX-EXEMPT COMMERCIAL PAPER
              (COST $238,945,000)                                                                            238,945,000
                                                                                                         ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                             YIELD TO
PRINCIPAL                                                                                    MATURITY
AMOUNT IN                                                            COUPON      MATURITY   ON DATE OF
THOUSANDS                                                             RATE         DATE      PURCHASE        VALUE
------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM MUNICIPAL NOTES & BONDS (12.5%)
             CALIFORNIA
$   22,500   California School Cash Reserve Program
              Authority, 2003 Pool Ser A (Ambac),
               dtd 07/03/03                                              2.00%   07/06/04      0.90%     $    22,503,357
             COLORADO
    38,000   Colorado, Education Loan Ser 2003 B TRANs,
              dtd 12/11/03                                               2.00    08/09/04      1.21           38,031,600
             ILLINOIS
     7,270   Chicago Park District, Tax Anticipation Warrants
              Ser 2004 A, dtd 06/23/04                                   3.00    05/02/05      1.55            7,356,994
    30,000   Illinois, Certificates Ser 2004, dtd 06/23/04               2.00    10/22/04      1.15           30,078,166
     3,000   Illinois Finance Authority, Ser 2004-A
              School Notes, dtd 02/25/04                                 1.80    12/01/04      0.96            3,006,836
             INDIANA
             Indiana Bond Bank,
    25,000    Advance Funding Notes Ser 2004 A,
               dtd 01/29/04                                              2.00    01/25/05      1.10           25,126,409
    16,000    Midyear Funding Notes Ser 2004 A,
               dtd 06/24/04                                              2.50    01/26/05      1.38           16,101,249
    25,000   Indianapolis Local Public Improvement Bond Bank,
              Ser 2004 B Notes, dtd 01/14/04                             2.00    07/06/04      1.00           25,003,398
             KENTUCKY
    20,000   Kentucky Association of Counties Advance
              Revenue Program, Ser 2004 A COPs TRANs,
               dtd 07/01/04 (WI)                                         3.00    06/30/05      1.68           20,258,800
             MICHIGAN
    25,000   Michigan, Ser 2004 A, dtd 02/04/04                          2.00    09/30/04      0.98           25,063,205
    22,500   Michigan Municipal Bond Authority, Ser 2003 B-1,
              dtd 08/20/03                                               2.00    08/20/04      1.02           22,529,815
             NEW YORK
    14,000   Spencer-Van Etten Central School District,
              Ser 2004 BANs, dtd 06/17/04                                3.00    06/17/05      1.88           14,148,632
             OHIO
    20,575   Central Ohio Solid Waste Authority,
              Ser 2004 BANs, dtd 06/10/04                                2.50    12/10/04      1.29           20,684,466
             OREGON
    22,000   Oregon, 2003 Ser A TANs, dtd 10/22/03                       2.25    11/15/04      1.07           22,096,139

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                             YIELD TO
PRINCIPAL                                                                                    MATURITY
AMOUNT IN                                                            COUPON      MATURITY   ON DATE OF
THOUSANDS                                                             RATE         DATE      PURCHASE        VALUE
------------------------------------------------------------------------------------------------------------------------
             TEXAS
             Texas,
$   37,000     Ser 2003 TRANs, dtd 09/02/03                              2.00%   08/31/04      1.12%     $    37,053,697
    18,000     Ser 2003 TRANs, dtd 09/02/03                              2.00    08/31/04      1.15           18,025,218
    10,000     Ser 2003 TRANs, dtd 09/02/03                              2.00    08/31/04      1.16           10,013,842
                                                                                                         ---------------
             TOTAL SHORT-TERM MUNICIPAL NOTES & Bonds
              (COST $357,081,823)                                                                            357,081,823
                                                                                                         ---------------
             TOTAL INVESTMENTS
              (COST $3,000,757,542) (a) (b)                                                   105.0%       3,000,757,542
             LIABILITIES IN EXCESS OF OTHER ASSETS                                             (5.0)        (143,095,894)
                                                                                              -----      ---------------
             NET ASSETS                                                                       100.0%     $ 2,857,661,648
                                                                                              =====      ===============

----------
   AMT      ALTERNATIVE MINIMUM TAX.
   BANs     BOND ANTICIPATION NOTES.
   COPs     CERTIFICATES OF PARTICIPATION.
    DD      ALL OR A PORTION OF THIS SECURITY WAS PURCHASED ON A DELAYED
            DELIVERY BASIS.
  PUTTERs   PUTTABLE TAX-EXEMPT RECEIPTS.
   ROCs     RESET OPTION CERTIFICATES.
   TANs     TAX ANTICIPATION NOTES.
   TOBs     TENDER OPTION BONDS.
   TRANs    TAX AND REVENUE ANTICIPATION NOTES.
    WI      SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
    +       RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2004.
    *       DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
   (a)      SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO
            $148,489,057 IN CONNECTION WITH THE PURCHASE OF WHEN-ISSUED AND
            DELAYED DELIVERY SECURITIES.
   (b)      COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:
   AMBAC    AMBAC ASSURANCE CORPORATION.
   FGIC     FINANCIAL GUARANTY INSURANCE COMPANY.
   FHA      FEDERAL HOUSING ADMINISTRATION.
   FSA      FINANCIAL SECURITY ASSURANCE INC.
   MBIA     MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.
   XLCA     XL CAPITAL ASSURANCE INC.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value (cost $3,000,757,542)                               $ 3,000,757,542
Interest receivable                                                                           6,790,547
Prepaid expenses and other assets                                                               106,124
                                                                                        ---------------
    TOTAL ASSETS                                                                          3,007,654,213
                                                                                        ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                                     148,489,057
  Investment management fee                                                                     953,331
  Distribution fee                                                                              264,699
Payable to bank                                                                                 158,345
Accrued expenses and other payables                                                             127,133
                                                                                        ---------------
    TOTAL LIABILITIES                                                                       149,992,565
                                                                                        ---------------
    NET ASSETS                                                                          $ 2,857,661,648
                                                                                        ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                         $ 2,857,621,572
Accumulated undistributed net investment income                                                  39,234
Accumulated undistributed net realized gain                                                         842
                                                                                        ---------------
    NET ASSETS                                                                          $ 2,857,661,648
                                                                                        ===============
NET ASSET VALUE PER SHARE,
2,857,662,306 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)        $          1.00
                                                                                        ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004

NET INVESTMENT INCOME:

INTEREST INCOME                                                                         $    29,915,050
                                                                                        ---------------
EXPENSES
Investment management fee                                                                    10,917,193
Distribution fee                                                                              3,038,166
Transfer agent fees and expenses                                                                382,118
Custodian fees                                                                                  127,331
Registration fees                                                                                99,194
Shareholder reports and notices                                                                  72,780
Professional fees                                                                                62,143
Trustees' fees and expenses                                                                      45,165
Other                                                                                            94,607
                                                                                        ---------------
    TOTAL EXPENSES                                                                           14,838,697

Less: expense offset                                                                           (126,369)
                                                                                        ---------------
    NET EXPENSES                                                                             14,712,328
                                                                                        ---------------
    NET INVESTMENT INCOME                                                                    15,202,722

    NET REALIZED GAIN                                                                            10,932
                                                                                        ---------------
NET INCREASE                                                                            $    15,213,654
                                                                                        ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR       FOR THE YEAR
                                                                                        ENDED              ENDED
                                                                                    JUNE 30, 2004      JUNE 30, 2003
                                                                                   ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                              $    15,202,722    $    24,809,627
Net realized gain                                                                           10,932                 --
                                                                                   ---------------    ---------------

    NET INCREASE                                                                        15,213,654         24,809,627

Dividends to shareholders from net investment income                                   (15,205,016)       (24,808,438)
Net increase (decrease) from transactions in shares of beneficial interest            (258,005,853)       169,007,069
                                                                                   ---------------    ---------------
    NET INCREASE (DECREASE)                                                           (257,997,215)       169,008,258

NET ASSETS:
Beginning of period                                                                  3,115,658,863      2,946,650,605
                                                                                   ---------------    ---------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$39,234 AND $41,528, RESPECTIVELY)                                                 $ 2,857,661,648    $ 3,115,658,863
                                                                                   ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.249% to the portion of daily net assets exceeding $15 billion.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2004, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2004, aggregated $6,549,716,101 and $6,759,395,932, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended June 30, 2004, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,361. At June 30, 2004, the Fund had an accrued pension liability of $59,574 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                     FOR THE YEAR        FOR THE YEAR
                                                                                        ENDED               ENDED
                                                                                    JUNE 30, 2004       JUNE 30, 2003
                                                                                   ----------------    ----------------
Shares sold                                                                          10,208,181,474       9,532,821,650
Shares issued in reinvestment of dividends                                               15,205,016          24,808,438
                                                                                   ----------------    ----------------
                                                                                     10,223,386,490       9,557,630,088
Shares redeemed                                                                     (10,481,392,343)     (9,388,623,019)
                                                                                   ----------------    ----------------
Net increase (decrease) in shares outstanding                                          (258,005,853)        169,007,069
                                                                                   ================    ================

6. FEDERAL INCOME TAX STATUS
During the year ended June 30, 2004, the Fund utilized $10,090 of its net capital loss carryforward.

7. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                             FOR THE YEAR ENDED JUNE 30,
                                             -----------------------------------------------------------
                                               2004        2003        2002           2001        2000
                                             --------    --------    --------       --------    --------
SELECTED PER SHARE DATA:
Net asset value, beginning of period         $   1.00    $   1.00    $   1.00       $   1.00    $   1.00
                                             --------    --------    --------       --------    --------
Net income from investment operations           0.005       0.008       0.014          0.033       0.031
Less dividends from net investment income      (0.005)     (0.008)     (0.014)        (0.033)     (0.031)
                                             --------    --------    --------       --------    --------

Net asset value, end of period               $   1.00    $   1.00    $   1.00       $   1.00    $   1.00
                                             ========    ========    ========       ========    ========

TOTAL RETURN                                     0.50%       0.81%       1.38%          3.34%       3.15%

RATIOS TO AVERAGE NET ASSETS:
Expenses (before expense offset)                 0.48%       0.48%       0.48%(1)       0.48%       0.50%
Net investment income                            0.50%       0.80%       1.38%          3.28%       3.11%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions       $  2,858    $  3,116    $  2,947       $  3,075    $  2,660

----------
(1) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ACTIVE ASSETS TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 13, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

          For the year ended June 30, 2004, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

ACTIVE ASSETS TAX-FREE TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                        IN FUND
                               POSITION(S)  OFFICE AND                                       COMPLEX
 NAME, AGE AND ADDRESS OF       HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING     OVERSEEN      OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY TRUSTEE***      HELD BY TRUSTEE
------------------------------ -----------  ------------ -------------------------------  ------------- -------------------------
Michael Bozic (63)             Trustee      Since        Private Investor; Director or    208           Director of Weirton Steel
c/o Kramer Levin Naftalis &                 April 1994   Trustee of the Retail Funds                    Corporation.
Frankel LLP                                              (since April 1994) and the
Counsel to the Independent                               Institutional Funds (since
Trustees                                                 July 2003); formerly Vice
919 Third Avenue                                         Chairman of Kmart Corporation
New York, NY                                             (December 1998-October 2000),
                                                         Chairman and Chief Executive
                                                         Officer of Levitz Furniture
                                                         Corporation (November
                                                         1995-November 1998) and
                                                         President and Chief Executive
                                                         Officer of Hills Department
                                                         Stores (May 1991-July 1995);
                                                         formerly variously Chairman,
                                                         Chief Executive Officer,
                                                         President and Chief Operating
                                                         Officer (1987-1991) of the
                                                         Sears Merchandise Group of
                                                         Sears, Roebuck & Co.

Edwin J. Garn (71)             Trustee      Since        Managing Director of Summit      208           Director of Franklin
c/o Summit Ventures LLC                     January 1993 Ventures LLC; Director or                      Covey (time management
1 Utah Center                                            Trustee of the Retail Funds                    systems), BMW Bank of
201 S. Main Street                                       (since January 1993) and the                   North America, Inc.
Salt Lake City, UT                                       Institutional Funds (since                     (industrial loan
                                                         July 2003); member of the                      corporation), United
                                                         Utah Regional Advisory Board                   Space Alliance (joint
                                                         of Pacific Corp.; formerly                     venture between
                                                         United States Senator                          Lockheed Martin and the
                                                         (R-Utah) (1974-1992) and                       Boeing Company) and
                                                         Chairman, Senate Banking                       Nuskin Asia Pacific
                                                         Committee (1980-1986), Mayor                   (multilevel marketing);
                                                         of Salt Lake City, Utah                        member of the board of
                                                         (1971-1974), Astronaut, Space                  various civic and
                                                         Shuttle Discovery (April                       charitable
                                                         12-19, 1985), and Vice                         organizations.
                                                         Chairman, Huntsman
                                                         Corporation (chemical
                                                         company).

Wayne E. Hedien (70)           Trustee      Since        Retired; Director or Trustee     208           Director of The PMI
c/o Kramer Levin Naftalis &                 September    of the Retail Funds (since                     Group Inc. (private
Frankel LLP                                 1997         September 1997) and the                        mortgage insurance);
Counsel to the Independent                               Institutional Funds (since                     Trustee and Vice
Trustees                                                 July 2003); formerly                           Chairman of The Field
919 Third Avenue                                         associated with the Allstate                   Museum of Natural
New York, NY                                             Companies (1966-1994), most                    History; director of
                                                         recently as Chairman of The                    various other business
                                                         Allstate Corporation (March                    and charitable
                                                         1993-December 1994) and                        organizations.
                                                         Chairman and Chief Executive
                                                         Officer of its wholly-owned
                                                         subsidiary, Allstate
                                                         Insurance Company (July
                                                         1989-December 1994).

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                        IN FUND
                               POSITION(S)  OFFICE AND                                       COMPLEX
 NAME, AGE AND ADDRESS OF       HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING     OVERSEEN      OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY TRUSTEE***      HELD BY TRUSTEE
------------------------------ -----------  ------------ -------------------------------  ------------- -------------------------
Dr. Manuel H. Johnson (55)     Trustee      Since        Senior Partner, Johnson Smick    208           Director of NVR, Inc.
c/o Johnson Smick                           July 1991    International, Inc., a                         (home construction);
International, Inc.                                      consulting firm; Chairman of                   Chairman and Trustee of
2099 Pennsylvania Avenue, N.W.                           the Audit Committee and                        the Financial
Suite 950                                                Director or Trustee of the                     Accounting Foundation
Washington, D.C.                                         Retail Funds (since July                       (oversight organization
                                                         1991) and the Institutional                    of the Financial
                                                         Funds (since July 2003);                       Accounting Standards
                                                         Co-Chairman and a founder of                   Board); Director of RBS
                                                         the Group of Seven Council                     Greenwich Capital
                                                         (G7C), an international                        Holdings (financial
                                                         economic commission; formerly                  holding company).
                                                         Vice Chairman of the Board of
                                                         Governors of the Federal
                                                         Reserve System and Assistant
                                                         Secretary of the U.S.
                                                         Treasury.

Joseph J. Kearns (61)          Trustee      Since        President, Kearns &              209           Director of Electro
PMB754                                      July 2003    Associates LLC (investment                     Rent Corporation
23852 Pacific Coast Highway                              consulting); Deputy Chairman                   (equipment leasing),
Malibu, CA                                               of the Audit Committee and                     The Ford Family
                                                         Director or Trustee of the                     Foundation, and the
                                                         Retail Funds (since July                       UCLA Foundation.
                                                         2003) and the Institutional
                                                         Funds (since August 1994);
                                                         previously Chairman of the
                                                         Audit Committee of the
                                                         Institutional Funds (October
                                                         2001- July 2003); formerly
                                                         CFO of the J. Paul Getty
                                                         Trust.

Michael E. Nugent (68)         Trustee      Since        General Partner of Triumph       208           Director of various
c/o Triumph Capital, L.P.                   July 1991    Capital, L.P., a private                       business organizations.
445 Park Avenue                                          investment partnership;
New York, NY                                             Chairman of the Insurance
                                                         Committee and Director or
                                                         Trustee of the Retail Funds
                                                         (since July 1991) and the
                                                         Institutional Funds (since
                                                         July 2001); formerly Vice
                                                         President, Bankers Trust
                                                         Company and BT Capital
                                                         Corporation (1984-1988).

Fergus Reid (71)               Trustee      Since        Chairman of Lumelite Plastics    209           Trustee and Director of
c/o Lumelite Plastics                       July 2003    Corporation; Chairman of the                   certain investment
Corporation                                              Governance Committee and                       companies in the
85 Charles Colman Blvd.                                  Director or Trustee of the                     JPMorgan Funds complex
Pawling, NY                                              Retail Funds (since July                       managed by J.P. Morgan
                                                         2003) and the Institutional                    Investment Management
                                                         Funds (since June 1992).                       Inc.

INTERESTED TRUSTEES:

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                        IN FUND
                               POSITION(S)  OFFICE AND                                       COMPLEX
 NAME, AGE AND ADDRESS OF       HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING     OVERSEEN      OTHER DIRECTORSHIPS
    INTERESTED TRUSTEE        REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY TRUSTEE***      HELD BY TRUSTEE
------------------------------ -----------  ------------ -------------------------------  ------------- -------------------------
Charles A. Fiumefreddo (71)    Chairman of  Since        Chairman and Director or         208           None
c/o Morgan Stanley Trust       the Board    July 1991    Trustee of the Retail Funds
Harborside Financial Center,   and Trustee               (since July 1991) and the
Plaza Two,                                               Institutional Funds (since
Jersey City, NJ                                          July 2003); formerly Chief
                                                         Executive Officer of the
                                                         Retail Funds (until September
                                                         2002).

James F. Higgins (56)          Trustee      Since        Director or Trustee of the       208           Director of AXA
c/o Morgan Stanley Trust                    June 2000    Retail Funds (since June                       Financial, Inc. and The
Harborside Financial Center,                             2000) and the Institutional                    Equitable Life
Plaza Two,                                               Funds (since July 2003);                       Assurance Society of
Jersey City, NJ                                          Senior Advisor of Morgan                       the United States
                                                         Stanley (since August 2000);                   (financial services).
                                                         Director of the Distributor
                                                         and Dean Witter Realty Inc.;
                                                         previously President and
                                                         Chief Operating Officer of
                                                         the Private Client Group of
                                                         Morgan Stanley (May 1999-
                                                         August 2000), and President
                                                         and Chief Operating Officer
                                                         of Individual Securities of
                                                         Morgan Stanley (February
                                                         1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                              TERM OF
                                       POSITION(S)           OFFICE AND
   NAME, AGE AND ADDRESS OF            HELD WITH             LENGTH OF
       EXECUTIVE OFFICER               REGISTRANT           TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------------   -------------------   -------------------    ---------------------------------------------------
Mitchell M. Merin (50)             President             Since May 1999         President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                                     Stanley Investment Management Inc.; President,
New York, NY                                                                    Director and Chief Executive Officer of the
                                                                                Investment Manager and Morgan Stanley Services;
                                                                                Chairman and Director of the Distributor; Chairman
                                                                                and Director of the Transfer Agent; Director of
                                                                                various Morgan Stanley subsidiaries; President of
                                                                                the Institutional Funds (since July 2003) and
                                                                                President of the Retail Funds (since May 1999);
                                                                                Trustee (since July 2003) and President (since
                                                                                December 2002) of the Van Kampen Closed-End Funds;
                                                                                Trustee (since May 1999) and President (since
                                                                                October 2002) of the Van Kampen Open-End Funds.

Barry Fink (49)                    Vice President        Since                  General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                              February 1997          Director (since December 2000) of Morgan Stanley
New York, NY                                                                    Investment Management; Managing Director (since
                                                                                December 2000), Secretary (since February 1997) and
                                                                                Director (since July 1998) of the Investment
                                                                                Manager and Morgan Stanley Services; Vice
                                                                                President of the Retail Funds; Assistant Secretary
                                                                                of Morgan Stanley DW; Vice President of the
                                                                                Institutional Funds (since July 2003); Managing
                                                                                Director, Secretary and Director of the
                                                                                Distributor; previously Secretary (February 1997-
                                                                                July 2003) and General Counsel
                                                                                (February 1997-April 2004) of the Retail Funds;
                                                                                Vice President and Assistant General Counsel of the
                                                                                Investment Manager and Morgan Stanley Services
                                                                                (February 1997-December 2001).

Ronald E. Robison (65)             Executive Vice        Since                  Principal Executive Officer-Office of the Funds
1221 Avenue of the Americas        President and         April 2003             (since November 2003); Managing Director of Morgan
New York, NY                       Principal                                    Stanley & Co. Incorporated, Managing Director of
                                   Executive                                    Morgan Stanley; Managing Director, Chief
                                   Officer                                      Administrative Officer and Director of the
                                                                                Investment Manager and Morgan Stanley Services;
                                                                                Chief Executive Officer and Director of the
                                                                                Transfer Agent; Managing Director and Director of
                                                                                the Distributor; Executive Vice President and
                                                                                Principal Executive Officer of the Institutional
                                                                                Funds (since July 2003) and the Retail Funds (since
                                                                                April 2003); Director of Morgan Stanley SICAV
                                                                                (since May 2004); previously President and
                                                                                Director of the Institutional Funds
                                                                                (March 2001-July 2003) and Chief Global Operations
                                                                                Officer and Managing Director of Morgan Stanley
                                                                                Investment Management Inc.

Joseph J. McAlinden (61)           Vice President        Since July 1995        Managing Director and Chief Investment Officer of
1221 Avenue of the Americas                                                     the Investment Manager and Morgan Stanley
New York, NY                                                                    Investment Management Inc., Director of the
                                                                                Transfer Agent, Chief Investment Officer of the
                                                                                Van Kampen Funds; Vice President of the
                                                                                Institutional Funds (since July 2003) and the
                                                                                Retail Funds (since July 1995).

Stefanie V. Chang (37)             Vice President        Since July 2003        Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                     Incorporated, Morgan Stanley Investment Management
New York, NY                                                                    Inc., and the Investment Manager; Vice President
                                                                                of the Institutional Funds (since December 1997)
                                                                                and the Retail Funds (since July 2003); formerly
                                                                                practiced law with the New York law firm of
                                                                                Rogers & Wells (now Clifford Chance US LLP).

                                                              TERM OF
                                       POSITION(S)           OFFICE AND
   NAME, AGE AND ADDRESS OF            HELD WITH             LENGTH OF
      EXECUTIVE OFFICER                REGISTRANT           TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------------   -------------------   -------------------    ---------------------------------------------------
Francis J. Smith (38)              Treasurer and Chief   Treasurer since        Executive Director of the Investment Manager and
c/o Morgan Stanley Trust           Financial Officer     July 2003 and          Morgan Stanley Services (since December 2001);
Harborside Financial Center,                             Chief Financial        previously Vice President of the Retail Funds
Plaza Two,                                               Officer since          (September 2002-July 2003), and Vice President of
Jersey City, NJ                                          September 2002         the Investment Manager and Morgan Stanley Services
                                                                                (August 2000-November 2001) and Senior Manager at
                                                                                PricewaterhouseCoopers LLP (January 1998-August
                                                                                2000).

Thomas F. Caloia (58)              Vice President        Since July 2003        Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                        Assistant Treasurer of the Investment Manager, the
Harborside Financial Center,                                                    Distributor and Morgan Stanley Services;
Plaza Two,                                                                      previously Treasurer of the Retail Funds (April
Jersey City, NJ                                                                 1989-July 2003); formerly First Vice President of
                                                                                the Investment Manager, the Distributor and Morgan
                                                                                Stanley Services.

Mary E. Mullin (37)                Secretary             Since July 2003        Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                     Incorporated, Morgan Stanley Investment Management
New York, NY                                                                    Inc. and the Investment Manager; Secretary of the
                                                                                Institutional Funds (since June 1999) and the
                                                                                Retail Funds (since July 2003); formerly practiced
                                                                                law with the New York law firms of McDermott,
                                                                                Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                                Flom LLP.

----------
   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

RA04-00468P-Y06/04

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                   ACTIVE ASSETS
                                                                  TAX-FREE TRUST

                                                                   ANNUAL REPORT
                                                                   JUNE 30, 2004


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

       2004

                                            REGISTRANT     COVERED ENTITIES(1)
          AUDIT FEES                        $   26,761                     N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES           $      452(2)  $         3,225,276(2)
               TAX FEES                     $    4,529(3)  $           610,053(4)
               ALL OTHER FEES               $        -     $                 -
          TOTAL NON-AUDIT FEES              $    4,981     $         3,835,329

          TOTAL                             $   31,742     $         3,835,329

       2003

                                            REGISTRANT     COVERED ENTITIES(1)
          AUDIT FEES                        $   25,259                     N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES           $      684(2)  $           739,996(2)
               TAX FEES                     $    4,028(3)  $           187,500(4)
               ALL OTHER FEES               $        -     $                 -(5)
          TOTAL NON-AUDIT FEES              $    4,712     $           927,496

          TOTAL                             $   29,971     $           927,496

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

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     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

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     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

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1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

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Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2004